Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies
Schedule of estimated useful lives for intangible asset class

Software	3 to 10 years
Licenses	9 to 20 years
Technology	8 years

Schedule of estimated useful lives for property, plant and equipment

Leasehold improvements	5 to 14 years
Technical equipment and machines	5 to 15 years
Other equipment, furniture and fixtures	3 to 14 years

Schedule of estimated useful lives for right of use assets

Land, Buildings and supply installations	1 to 17 years
Vehicles	2 to 4 years
Other equipment	4 to 5 years